Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 7. Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	December 31,	December 31,
	2025	2024
Buildings	$3,844	$1,901
Furniture and fixtures	3,296	2,355
IT equipment	12,923	17,846
Stadium equipment	37,583	14,776
Other equipment	1,457	2,154
Total property and equipment	$59,103	$39,032
Less: accumulated depreciation	26,781	20,016
Property and equipment, net	$32,322	$19,016

Depreciation expense related to property and equipment was $8.0 million, $6.5 million, and $5.1 million for the years ended December 31, 2025, 2024 and 2023, respectively.